FIDELITY

(REGISTERED TRADEMARK)

TARGET TIMELINE
SM
FUNDS - 1999, 2001, 2003
ANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUNDS HAVE DONE OVER TIME.

FUND TALK                15   THE MANAGER'S REVIEW OF THE FUNDS'
                              PERFORMANCE, STRATEGY AND OUTLOOK.

TARGET TIMELINE 1999     18   INVESTMENT CHANGES

                         19   INVESTMENTS

                         24   FINANCIAL STATEMENTS

TARGET TIMELINE 2001     28   INVESTMENT CHANGES

                         29   INVESTMENTS

                         33   FINANCIAL STATEMENTS

TARGET TIMELINE 2003     37   INVESTMENT CHANGES

                         38   INVESTMENTS

                         42   FINANCIAL STATEMENTS

NOTES                    46   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    50   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            51

PROXY VOTING RESULTS     52


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY TARGET TIMELINE 1999
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1997                         PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 1999                       8.16%    6.45%

LEHMAN BROTHERS AGGREGATE BOND INDEX                10.76%   9.18%

U.S. TREASURY STRIPS (8/15/99 AND 11/15/99)         8.05%    6.54%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/99 and 11/15/99, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1997                         PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 1999                       8.16%    4.32%

LEHMAN BROTHERS AGGREGATE BOND INDEX                10.76%   6.12%

U.S. TREASURY STRIPS (8/15/99 AND 11/15/99)         8.05%    4.37%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each period.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970812 104945 S00000000000001
             Target Timeline 1999        LB Aggregate Bond
FI Avg US TreasStrip 1999
             00379                       LB001
F0092
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9843.43                     9842.84
    9874.78
  1996/03/31       9769.72                     9774.42
    9792.89
  1996/04/30       9723.18                     9719.45
    9739.86
  1996/05/31       9708.18                     9699.72
    9719.35
  1996/06/30       9814.54                     9829.98
    9822.33
  1996/07/31       9841.86                     9856.88
    9859.67
  1996/08/31       9849.03                     9840.36
    9867.47
  1996/09/30       9980.40                    10011.84
    9993.89
  1996/10/31      10147.46                    10233.62
   10160.02
  1996/11/30      10271.38                    10408.91
   10275.65
  1996/12/31      10218.33                    10312.13
   10238.31
  1997/01/31      10261.47                    10343.70
   10282.28
  1997/02/28      10277.69                    10369.43
   10297.30
  1997/03/31      10245.55                    10254.52
   10258.74
  1997/04/30      10340.73                    10408.03
   10356.27
  1997/05/31      10416.89                    10506.42
   10435.14
  1997/06/30      10502.40                    10631.12
   10514.00
  1997/07/31      10645.36                    10917.81
   10653.71
IMATRL PRASUN   SHR__CHT 19970731 19970812 104947 R00000000000021
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 1999 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would be $10,645 - a 6.45% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $10,918 - a 9.18% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/99 and 11/15/99), it would be valued at $10,654 - a 6.54% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                              YEAR ENDED   FEBRUARY 8, 1996
                              JULY 31,     (COMMENCEMENT
                              1997         OF OPERATIONS) TO
                                           JULY 31,
                                           1996

DIVIDEND RETURN               7.64%        3.12%

CAPITAL APPRECIATION RETURN   0.52%        -4.70%

TOTAL RETURN                  8.16%        -1.58%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE           5.95(CENTS)   35.02(CENTS)   70.17(CENTS)

ANNUALIZED DIVIDEND RATE      7.34%         7.43%          7.34%

30-DAY ANNUALIZED YIELD       6.07%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.55 over the past one month, $9.51 over the past six months, and $9.56 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.15%.
FIDELITY TARGET TIMELINE 2001
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1997                         PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 2001                       10.26%   7.08%

LEHMAN BROTHERS AGGREGATE BOND INDEX                10.76%   9.18%

U.S. TREASURY STRIPS (8/15/01 AND 11/15/01)         9.86%    6.08%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1997                         PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 2001                       10.26%   4.74%

LEHMAN BROTHERS AGGREGATE BOND INDEX                10.76%   6.12%

U.S. TREASURY STRIPS (8/15/01 AND 11/15/01)         9.86%    4.07%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each period.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970812 101116 S00000000000001
             Target Timeline 2001        LB Aggregate Bond
FI Avg US TreasStrip 2001
             00381                       LB001
F0093
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9763.03                     9842.84
    9803.00
  1996/03/31       9659.03                     9774.42
    9653.25
  1996/04/30       9582.85                     9719.45
    9550.03
  1996/05/31       9558.77                     9699.72
    9511.57
  1996/06/30       9695.97                     9829.98
    9652.59
  1996/07/31       9711.59                     9856.88
    9655.95
  1996/08/31       9687.10                     9840.36
    9634.38
  1996/09/30       9868.61                    10011.84
    9819.83
  1996/10/31      10105.68                    10233.62
   10057.99
  1996/11/30      10290.56                    10408.91
   10235.42
  1996/12/31      10162.27                    10312.13
   10099.80
  1997/01/31      10193.78                    10343.70
   10142.28
  1997/02/28      10199.18                    10369.43
   10133.48
  1997/03/31      10092.01                    10254.52
   10017.44
  1997/04/30      10241.62                    10408.03
   10154.41
  1997/05/31      10328.56                    10506.42
   10246.14
  1997/06/30      10435.11                    10631.12
   10342.58
  1997/07/31      10708.33                    10917.81
   10608.37
IMATRL PRASUN   SHR__CHT 19970731 19970812 101118 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would be $10,708 - a 7.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $10,918 - a 9.18% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/01 and 11/15/01), it would be valued at $10,608 - a 6.08% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                              YEAR ENDED   FEBRUARY 8, 1996
                              JULY 31,     (COMMENCEMENT
                              1997         OF OPERATIONS) TO
                                           JULY 31,
                                           1996

DIVIDEND RETURN               7.71%        3.12%

CAPITAL APPRECIATION RETURN    2.55%       -6.00%

TOTAL RETURN                  10.26%       -2.88%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE           5.74(CENTS)   34.77(CENTS)   68.96(CENTS)

ANNUALIZED DIVIDEND RATE      7.08%         7.42%          7.27%

30-DAY ANNUALIZED YIELD       6.21%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.55 over the past one month, $9.45 over the past six months, and $9.49 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.09%.
FIDELITY TARGET TIMELINE 2003
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1997                         PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 2003                       11.94%   6.87%

LEHMAN BROTHERS AGGREGATE BOND INDEX                10.76%   9.18%

U.S. TREASURY STRIPS (8/15/03 AND 11/15/03)         11.95%   6.48%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1997                         PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 2003                       11.94%   4.59%

LEHMAN BROTHERS AGGREGATE BOND INDEX                10.76%   6.12%

U.S. TREASURY STRIPS (8/15/03 AND 11/15/03)         11.95%   4.33%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each period.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970813 103609 S00000000000001
             Target Timeline 2003        LB Aggregate Bond
FI Avg US TreasStrip 2003
             00383                       LB001
F0094
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9693.93                     9842.84
    9713.95
  1996/03/31       9591.28                     9774.42
    9552.66
  1996/04/30       9453.76                     9719.45
    9394.34
  1996/05/31       9397.89                     9699.72
    9337.04
  1996/06/30       9543.44                     9829.98
    9505.26
  1996/07/31       9546.95                     9856.88
    9511.36
  1996/08/31       9499.53                     9840.36
    9463.94
  1996/09/30       9710.09                    10011.84
    9678.03
  1996/10/31       9996.20                    10233.62
    9996.13
  1996/11/30      10250.02                    10408.91
   10230.13
  1996/12/31      10063.50                    10312.13
   10051.21
  1997/01/31      10067.43                    10343.70
   10055.03
  1997/02/28      10076.73                    10369.43
   10064.96
  1997/03/31       9908.59                    10254.52
    9865.43
  1997/04/30      10083.36                    10408.03
   10037.43
  1997/05/31      10173.92                    10506.42
   10161.32
  1997/06/30      10318.60                    10631.12
   10282.14
  1997/07/31      10686.53                    10917.81
   10647.68
IMATRL PRASUN   SHR__CHT 19970731 19970813 103611 R00000000000021
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would be $10,687 - a 6.87% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $10,918 - a 9.18% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/03 and 11/15/03), it would be valued at $10,648 - a 6.48% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                              YEAR ENDED   FEBRUARY 8, 1996
                              JULY 31,     (COMMENCEMENT
                              1997         OF OPERATIONS) TO
                                           JULY 31,
                                           1996

DIVIDEND RETURN               7.29%        3.07%

CAPITAL APPRECIATION RETURN    4.65%       -7.60%

TOTAL RETURN                  11.94%       -4.53%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE           5.48(CENTS)   31.45(CENTS)   63.36(CENTS)

ANNUALIZED DIVIDEND RATE      6.75%         6.77%          6.75%

30-DAY ANNUALIZED YIELD       6.28%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.56 over the past one month, $9.37 over the past six months, and $9.39 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.38%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A favorable inflation backdrop
steadied fears of higher interest
rates, buoying the U.S. taxable
bond market for the 12 months that
ended July 31, 1997. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable bond market - returned
10.76% over the period. For the first
eight months of the period, bonds
suffered from increasing
expectations of economic growth
and inflation. In his February
testimony before Congress,
Federal Reserve Board Chairman
Alan Greenspan indicated that the
Fed was inclined to raise the rate
banks charge each other for
overnight loans - known as the fed
funds target rate - to head off
inflation that might be caused by a
tight labor market. On March 25,
the Fed followed through by raising
the target rate by 0.25% to 5.50%.
However, this move largely had
been priced into the market.
Weakening economic and inflation
signals - combined with the Fed's
shift to a more favorable stance
indicating no intention to raise rates
in the short term - helped spark a
rally in all debt markets from April
through the end of the period.
Relative interest-rate stability
provided a positive setting for
mortgage-backed securities. For
the 12 months that ended July 31,
1997, the Salomon Brothers
Mortgage Index returned 10.60%.
Sustained economic growth, a
surging stock market and demand
from yield-hungry investors helped
corporate bonds, with the Lehman
Brothers Corporate Bond Index
returning 12.55% over the same
period.
An interview with Christine Thompson, Portfolio Manager of Fidelity Target Timeline Funds 1999, 2001, 2003
Q. HOW DID THE FUNDS PERFORM, CHRISTINE?
A. The funds performed in line with their investment objectives during the period. For the 12 months that ended July 31, 1997, Target Timeline 1999, 2001 and 2003 returned 8.16%, 10.26% and 11.94%, respectively. For the same period, U.S. Treasury STRIPS maturing at approximately the same time as the funds (August and November 1999, 2001 and 2003) averaged 8.05%, 9.86% and 11.95%, respectively. The Lehman Brothers Aggregate Bond Index had a 12-month return of 10.76%.
Q. YOU SAID THE FUNDS PERFORMED IN LINE WITH THEIR GOALS. HOW DO YOU GAUGE THEIR PERFORMANCE?
A. The funds aim to achieve a predictable rate of return for investors who hold them until maturity and reinvest all distributions. The portfolios are structured so that their interest-rate sensitivity, and therefore return patterns, will closely resemble that of a zero-coupon bond - a security that doesn't make periodic interest payments but rather is sold at a discount to what its value will be at maturity. The average annual return earned by such an investment when it is held to maturity is equal to its yield at the time of purchase. The Target Timeline funds are managed so that investors' average annual rate of return is also approximated by the yield on the portfolio at the time of purchase. With the funds, investors can receive predictable returns together with the benefits of a mutual fund - meaning that instead of purchasing a single bond they are investing in a diversified portfolio for a relatively low initial contribution and low transaction costs.
Q. HOW DO YOU VIEW THE FUNDS' PERFORMANCE RELATIVE TO THE LEHMAN AGGREGATE BOND INDEX?
A. The funds' investment objective is to control interest-rate sensitivity over a specified time horizon - namely until each fund's maturity date. Each fund's duration - which is a measure of interest-rate sensitivity - is managed to decline over time as the funds approach their maturity dates. The Lehman Brothers Aggregate Bond Index, on the other hand, is an indication of the performance of the overall investment-grade bond market, which by design is rebalanced monthly to include securities in the marketplace with more than one year to maturity. Consequently, over time, the funds' duration characteristics and return patterns may not resemble the Lehman Brothers Aggregate Bond Index. The index currently has an average duration of about four-and-a-half years, slightly longer than the duration of Target Timeline 2001 - the fund whose return for the recent period most closely resembled that of the index.
Q. THE FUNDS MAINTAINED HEAVY WEIGHTINGS IN CORPORATE BONDS. HOW DID THOSE INVESTMENTS PERFORM?
A. Corporate bonds performed quite well, based on a narrowing of the yield spread between the corporate sector and the Treasury sector. This means that during the period the funds not only benefited from the additional yield that corporates offer, but also from their relative price appreciation. Prices move in the opposite direction of yields, so as yield spreads narrow, the prices of higher-yielding corporate bonds outperform their lower-yielding counterparts. Narrowing yield spreads resulted from ongoing economic growth, which in turn benefited the credit profiles of many issuers of corporate bonds.
Q. WHAT'S YOUR OUTLOOK FOR THE MARKET?
A. Valuation levels across different sectors in the bond market have become very compressed. This has made it difficult to fully benefit the funds' returns by employing the research-based strategies that we use to identify opportunities in the marketplace. However, history shows that the market will eventually reprice relative valuations. Overall, I don't expect any events or economic conditions to cause the type of companies we've invested in to experience financial difficulties. I think the market will continue to reward cleanly structured corporate bonds - such as noncallable securities backed by high-quality issuers - and U.S. government securities. I am confident that our strategy of combining credit and structural analysis will allow the Target Timeline Funds to continue to meet their objectives in a variety of market environments.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
CHRISTINE THOMPSON ON
THE TECHNIQUE USED TO
MANAGE THE TARGET
TIMELINE FUNDS:
"WE EMPLOY A MANAGEMENT
TECHNIQUE CALLED HORIZON
IMMUNIZATION THAT CONTROLS THE
INVESTMENT EXPOSURE TO INTEREST
RATES OVER THE INVESTMENT PERIOD.
SPECIFICALLY, THE FUNDS' PREDICTED
RANGE OF RETURN IS BASED ON THE
PORTFOLIOS' YIELD-TO-MATURITY - A
CALCULATION THAT ASSUMES THAT ALL
INCOME RECEIVED FROM BONDS HELD
IN THE FUNDS WILL BE REINVESTED AT
THE YIELD-TO-MATURITY RATE.
HOWEVER, IN PRACTICE, IF INTEREST
RATES FALL, THE INCOME STREAM FROM
SECURITIES MUST BE REINVESTED AT
LOWER PREVAILING RATES. AT THE SAME
TIME, LOWER INTEREST RATES CAUSE
THE VALUE OF THE UNDERLYING
SECURITIES TO INCREASE. THE KEY TO
THE TECHNIQUE USED IN MANAGING
THESE FUNDS IS TO COMBINE SECURITIES
SO THAT THESE TWO RISKS -
REINVESTMENT AND PRICE RISK - OFFSET
ONE ANOTHER OVER THE LIFE OF THE
INVESTMENT."
FUND FACTS
GOAL: DEFINABLE RETURN
OVER THE LIFE OF THE FUNDS BY
INVESTING MAINLY IN
INVESTMENT-GRADE QUALITY DEBT
SECURITIES WHOSE AVERAGE
DURATION IS APPROXIMATELY
EQUAL TO EACH FUND'S MATURITY
FUND NUMBER: 379 (1999),
381 (2001), 383 (2003)
TRADING SYMBOL: FTTAF (1999),
FTTBF (2001), FTTCF (2003)
START DATE: FEBRUARY 8, 1996
SIZE: AS OF JULY 31, 1997,
MORE THAN $12 MILLION, 1999
FUND; MORE THAN $10 MILLION,
2001 FUND; MORE THAN
$13 MILLION, 2003 FUND
MANAGER: CHRISTINE THOMPSON,
SINCE INCEPTION; MANAGER,
FIDELITY INTERMEDIATE BOND
FUND, SINCE 1995; CO-MANAGER,
FIDELITY GLOBAL BOND FUND,
SINCE FEBRUARY 1996; MANAGER,
FIDELITY U.S. BOND INDEX, SINCE
1990; JOINED FIDELITY IN 1985
(CHECKMARK)
FIDELITY TARGET TIMELINE 1999
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JULY 31, 1997
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

AAA                 11.9          23.3

AA                  3.9           3.4

A                   47.1          41.1

BAA                 33.9          30.3

BA                  2.5           1.1

B                   0.0           0.0

NOT RATED           0.0           0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
              6 MONTHS AGO

YEARS   2.3   3.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
              6 MONTHS AGO

YEARS   2.1   2.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 * AS OF JANUARY 31, 1997 **

CORPORATE BONDS 82.2%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 9.1%
FOREIGN
GOVERNMENT
OBLIGATIONS 2.5%
OTHER 5.5%
SHORT-TERM
INVESTMENTS 0.7%
CORPORATE BONDS 70.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 19.8%
FOREIGN
GOVERNMENT
OBLIGATIONS 1.6%
OTHER 7.0%
SHORT-TERM
INVESTMENTS 0.8%
ROW: 1, COL: 1, VALUE: 1.7
ROW: 1, COL: 2, VALUE: 5.5
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 9.1
ROW: 1, COL: 5, VALUE: 40.2
ROW: 1, COL: 6, VALUE: 40.0
ROW: 1, COL: 1, VALUE: 1.8
ROW: 1, COL: 2, VALUE: 7.0
ROW: 1, COL: 3, VALUE: 2.6
ROW: 1, COL: 4, VALUE: 19.8
ROW: 1, COL: 5, VALUE: 48.8
ROW: 1, COL: 6, VALUE: 20.0

* FOREIGN
 INVESTMENTS 15.0%
** FOREIGN
 INVESTMENTS 10.9%
FIDELITY TARGET TIMELINE 1999

INVESTMENTS JULY 31, 1997
Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 82.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
AEROSPACE & DEFENSE - 2.1%
Lockheed Corp. 9 3/8%, 10/15/99  A3 $ 240,000 $ 255,602
BASIC INDUSTRIES - 3.1%
CHEMICALS & PLASTICS - 3.1%
CBI Industries, Inc. 6 1/4%, 6/30/00  A3  365,000  367,174
DURABLES - 2.2%
AUTOS, TIRES, & ACCESSORIES - 1.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  150,000  165,125
CONSUMER ELECTRONICS - 0.8%
Black & Decker Corp. 6 5/8%, 11/15/00  Baa2  100,000  100,838
TOTAL DURABLES   265,963
ENERGY - 8.1%
OIL & GAS - 8.1%
Burlington Resources, Inc. 7.15%, 5/1/99  A3  196,000  199,440
Occidental Petroleum Corp. 6 1/4%, 11/8/00  Baa3  101,000  100,640
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  400,000  427,800
Texas Eastern Transmission Corp.
10 3/8%, 11/15/00  A2  220,000  245,287
  973,167
FINANCE - 45.9%
BANKS - 30.9%
Banco Latin Americano 7%, 9/24/99 (a)  Baa2  350,000  354,375
Bank of Nova Scotia yankee 9%, 10/1/99  A1  290,000  306,907
Bank South Corp. 10.20%, 6/1/99  A3  200,000  214,000
BanPonce Corp. 6.378%, 4/8/99  A3  150,000  150,083
Chase Manhattan Corp. 10%, 6/15/99  A1  253,000  269,969
First Hawaiian, Inc. 6 1/4%, 8/15/00  Baa1  165,000  164,279
First Interstate Bancorp 8 5/8%, 4/1/99  A2  362,000  376,777
Fleet Financial Group, Inc. 7 5/8%, 12/1/99  A3  75,000  77,215
Florida National Banks, Inc. 9 7/8%, 5/15/99  A2  196,000  208,009
Kansallis-Osake-Pankki 6 3/8%, 8/15/00  A2  250,000  250,108
Korea Development Bank yankee 7%, 7/15/99 A1 200,000 202,860 Midlantic Corp. 9 1/4%, 9/1/99 A2 318,000 336,565
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Republic of NY Corp. 9 3/4%, 12/1/00  A1 $ 125,000 $ 137,830
Shawmut National Corp. 8 5/8%, 12/15/99  A3  200,000  210,104
Signet Banking Corp. 9 5/8%, 6/1/99  Baa2  415,000  438,564
  3,697,645
CREDIT & OTHER FINANCE - 11.6%
Aristar, Inc. 7 1/2%, 7/1/99  Baa1  299,000  306,589
Beneficial Corp. 10.10%, 11/27/00  A2  75,000  83,540
Chrysler Financial Corp. 9 1/2%, 12/15/99  A3  383,000  411,480
Greyhound Financial Corp. 6.65%, 1/19/00  Baa1  165,000  166,502
Heller Financial, Inc. 7 7/8%, 11/1/99  A2  105,000  108,626
Southwestern Bell Capital Corp.
6 3/4%, 2/1/00  A2  100,000  101,438
US West Financial Services, Inc.
8.40%, 9/15/99  A2  200,000  208,600
  1,386,775
INSURANCE - 3.4%
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  400,000  400,536
TOTAL FINANCE   5,484,956
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
POLLUTION CONTROL - 1.0%
WMX Technologies, Inc. 8 1/4%, 11/15/99  A3  110,000  114,985
MEDIA & LEISURE - 3.8%
BROADCASTING - 2.5%
TCI Communication, Inc. 7 1/4%, 6/15/99  Ba1  300,000  304,035
PUBLISHING - 1.3%
News America Holdings, Inc. 7 1/2%, 3/1/00  Baa3  150,000  154,299
TOTAL MEDIA & LEISURE   458,334
NONDURABLES - 4.8%
FOODS - 3.5%
Nabisco, Inc. 8.30%, 4/15/99  Baa1  400,000  412,328
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 1.3%
Philip Morris Companies, Inc. 9 1/4%, 2/15/00  A2 $ 150,000 $ 160,215
TOTAL NONDURABLES   572,543
RETAIL & WHOLESALE - 5.7%
GENERAL MERCHANDISE STORES - 5.7%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  340,000  376,176
Dillard Department Stores, Inc.
7 3/8%, 6/15/99  A2  300,000  307,104
  683,280
TECHNOLOGY - 2.5%
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Comdisco, Inc. 7 3/4%, 9/1/99  Baa1  294,000  303,667
TRANSPORTATION - 1.1%
RAILROADS - 1.1%
Burlington Northern, Inc. 7.40%, 5/15/99  Baa2  125,000  127,908
UTILITIES - 1.9%
GAS - 1.9%
Arkla, Inc. 8 7/8%, 7/15/99  Baa3  210,000  220,620
TOTAL NONCONVERTIBLE BONDS
(Cost $9,873,776)   9,828,199
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 9.1%
U.S. TREASURY OBLIGATIONS - 5.3%
7 3/4%, 12/31/99  Aaa  99,000  103,378
8 1/2%, 2/15/00  Aaa  495,000  526,477
  629,855
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.8%
Financing Corp. stripped principal 0%, 8/8/99 Aaa $ 311,000 $ 276,544 State of Israel (guaranteed by U.S. government through Agency for International Development)
7 3/4%, 11/15/99  Aaa  175,000  181,676
  458,220
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $1,079,245)   1,088,075
FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2  140,000  145,771
Manitoba Province yankee 7.93%, 2/15/00  A1  150,000  156,047
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $307,285)   301,818
SUPRANATIONAL OBLIGATIONS - 5.5%
African Development Bank 9.30%, 7/1/00  Aa1  300,000  324,270
European Investment Bank 10 1/8%, 10/1/00  Aaa  300,000  334,383
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $659,154)   658,653
CASH EQUIVALENTS - 0.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%, dated
7/31/97 due 8/1/97   $ 79,013  79,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $11,998,460)  $ 11,955,745
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $354,375 or 2.9% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 62.9% AAA, AA, A 52.6%
Baa 33.9% BBB  43.0%
Ba 2.5% BB  3.7%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  85.0%
Multi-National  5.4
Canada  5.0
Panama  2.9
Korea  1.7
TOTAL  100.0%
Purchases and sales of securities, other than short-term securities, aggregated $12,283,304 and $7,569,533, respectively, of which U.S. government and government agency obligations aggregated $5,011,560 and $6,334,192, respectively.
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $12,003,025. Net unrealized depreciation aggregated $47,280, of which $43,576 related to appreciated investment securities and $90,856 related to depreciated investment securities. The fund intends to elect to defer to its fiscal year ending July 31, 1998 approximately $39,000 of losses recognized during the period November 1, 1996 to July 31, 1997.
At July 31, 1997, the fund had a capital loss carryforward of approximately $44,000 all of which will expire on July 31, 2005. FIDELITY TARGET TIMELINE 1999
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE               $ 11,955,745
AGREEMENTS OF $79,000) (COST $11,998,460) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                    28,921

INTEREST RECEIVABLE                                                     226,751

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS               9,150

 TOTAL ASSETS                                                           12,220,567

LIABILITIES

DISTRIBUTIONS PAYABLE                                        $ 981

OTHER PAYABLES AND ACCRUED EXPENSES                           22,747

 TOTAL LIABILITIES                                                      23,728

NET ASSETS                                                             $ 12,196,839

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 12,319,350

UNDISTRIBUTED NET INVESTMENT INCOME                                     7,500

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                      (87,296)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               (42,715)

NET ASSETS, FOR 1,272,584 SHARES OUTSTANDING                           $ 12,196,839

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $9.58
SHARE ($12,196,839 (DIVIDED BY) 1,272,584 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED JULY 31, 1997

INVESTMENT INCOME                                                    $ 749,282
INTEREST

EXPENSES

MANAGEMENT FEE                                          $ 42,880

TRANSFER AGENT FEES                                      20,975

ACCOUNTING FEES AND EXPENSES                             60,022

NON-INTERESTED TRUSTEES' COMPENSATION                    36

CUSTODIAN FEES AND EXPENSES                              1,451

REGISTRATION FEES                                        34,453

AUDIT                                                    21,086

LEGAL                                                    1,457

MISCELLANEOUS                                            1,122

 TOTAL EXPENSES BEFORE REDUCTIONS                        183,482

 EXPENSE REDUCTIONS                                      (150,543)    32,939

NET INVESTMENT INCOME                                                 716,343

REALIZED AND UNREALIZED GAIN (LOSS)                                   (52,439)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                  104,719
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       52,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 768,623
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


                                                            YEAR ENDED     FEBRUARY 8, 1996
                                                            JULY 31,       (COMMENCEMENT
                                                            1997           OF OPERATIONS) TO
                                                                           JULY 31,
                                                                           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 716,343      $ 150,430
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (52,439)       (34,366)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        104,719        (147,434)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             768,623        (31,370)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (709,625)      (150,140)

SHARE TRANSACTIONS                                           6,043,900      7,457,120
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               701,715        149,858

 COST OF SHARES REDEEMED                                     (1,930,601)    (103,717)

 REDEMPTION FEES                                             1,019          57

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             4,816,033      7,503,318
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    4,875,031      7,321,808

NET ASSETS

 BEGINNING OF PERIOD                                         7,321,808      -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 12,196,839   $ 7,321,808
INCOME OF $7,500 AND $290, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        632,922        763,594

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     73,491         15,637

 REDEEMED                                                    (202,177)      (10,883)

 NET INCREASE (DECREASE)                                     504,236        768,348


FINANCIAL HIGHLIGHTS
      YEAR ENDED    FEBRUARY 8, 1996
      JULY 31,      (COMMENCEMENT
                    OF OPERATIONS) TO
                    JULY 31,

      1997          1996


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.530    $ 10.000

INCOME FROM INVESTMENT OPERATIONS                                    .724 D     .310
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .027       (.470)

 TOTAL FROM INVESTMENT OPERATIONS                                    .751       (.160)



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.702)     (.310)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .001       -

NET ASSET VALUE, END OF PERIOD                                      $ 9.580    $ 9.530

TOTAL RETURN B, C                                                    8.16%      (1.58)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 12,197   $ 7,322

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .35% E     .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .34% F     .34% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 7.38%      6.88% A

PORTFOLIO TURNOVER RATE                                              80%        118% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY TARGET TIMELINE 2001
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JULY 31, 1997
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

AAA                 28.9          36.6

AA                  7.5           8.5

A                   32.2          19.9

BAA                 29.4          30.7

BA                  0.0           0.0

B                   0.0           0.0

NOT RATED           0.0           3.3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
              6 MONTHS AGO

YEARS   5.0   5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
              6 MONTHS AGO

YEARS   4.1   4.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 * AS OF JANUARY 31, 1997 **

CORPORATE BONDS 57.5%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 28.9%
FOREIGN
GOVERNMENT
OBLIGATIONS 7.8%
OTHER 3.8%
SHORT-TERM
INVESTMENTS 2.0%
CORPORATE BONDS 53.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 36.6%
FOREIGN
GOVERNMENT
OBLIGATIONS 4.6%
OTHER 3.9%
SHORT-TERM
INVESTMENTS 1.0%
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 3.8
ROW: 1, COL: 3, VALUE: 7.8
ROW: 1, COL: 4, VALUE: 28.9
ROW: 1, COL: 5, VALUE: 57.5
ROW: 1, COL: 1, VALUE: 1.0
ROW: 1, COL: 2, VALUE: 3.9
ROW: 1, COL: 3, VALUE: 4.6
ROW: 1, COL: 4, VALUE: 36.6
ROW: 1, COL: 5, VALUE: 53.9
* FOREIGN
 INVESTMENTS 18.2%
** FOREIGN
 INVESTMENTS 12.2%
FIDELITY TARGET TIMELINE 2001

INVESTMENTS JULY 31, 1997
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 57.5%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
BASIC INDUSTRIES - 2.9%
CHEMICALS & PLASTICS - 2.9%
Praxair, Inc. 6 3/4%, 3/1/03  A3 $ 300,000 $ 304,680
ENERGY - 2.0%
OIL & GAS - 2.0%
Petro-Canada 8.60%, 10/15/01  A3  190,000  205,352
FINANCE - 35.7%
BANKS - 25.9%
Bank of New York Co., Inc.
7 7/8%, 11/15/02  A2  136,000  145,127
BankAmerica Corp. 7 1/2%, 10/15/02  A1  25,000  26,236
BanPonce Financial Corp. 7.30%, 6/5/02  A3  400,000  414,620
Barnett Banks, Inc. 9.83%, 5/30/03  A2  160,000  185,221
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  200,000  214,100
Huntington Bancshares, Inc. 7 7/8%, 11/15/02  Baa1  100,000  105,888
Integra Financial Corp. 8 1/2%, 5/15/02  A-  350,000  379,565
Kansallis-Osake-Pankki 10%, 5/1/02  A3  255,000  290,909
Korea Development Bank 7.90%, 2/1/02  A1  150,000  157,320
Skandinaviska Enskilda Banken yankee
8.45%, 5/15/02  A3  300,000  324,234
Summit Bancorp. 8 5/8%, 12/10/02  BBB-  250,000  273,563
Wells Fargo & Co. 6 7/8%, 4/15/03  A2  160,000  163,045
  2,679,828
CREDIT & OTHER FINANCE - 6.3%
Countrywide Funding Corp. 8 1/4%, 7/15/02  Baa1  250,000  268,405
Finova Capital Corp. 7 1/8%, 5/1/02  Baa1  174,000  178,968
Greyhound Financial Corp. 7.82%, 1/27/03  Baa1  100,000  105,648
Southwestern Bell Capital Corp. 7.36%, 5/1/02  A2  100,000  104,287
  657,308
SAVINGS & LOANS - 3.5%
Great Western Financial Corp. 8.60%, 2/1/02  A3  100,000  108,445
Long Island Savings Bank FSB
7%, 6/13/02  Baa3  250,000  255,000
  363,445
TOTAL FINANCE   3,700,581
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
RETAIL & WHOLESALE - 6.4%
GENERAL MERCHANDISE STORES - 6.4%
Dayton Hudson Corp.:
9 3/4%, 7/1/02  Baa1 $ 75,000 $ 85,276
 6.40%, 2/15/03  Baa1  245,000  244,047
Federated Department Stores, Inc.
8 1/2%, 6/15/03  Baa2  300,000  328,143
  657,466
TRANSPORTATION - 3.2%
AIR TRANSPORTATION - 3.2%
Delta Air Lines, Inc. 8 1/2%, 3/15/02  Baa3  311,000  334,272
UTILITIES - 7.3%
GAS - 6.3%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa1  150,000  151,607
Enron Corp. 9 7/8%, 6/15/03  Baa2  210,000  243,363
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa2  225,000  254,590
  649,560
TELEPHONE SERVICES - 1.0%
GTE Corp. 9.10%, 6/1/03  A3  95,000  107,498
TOTAL UTILITIES   757,058
TOTAL NONCONVERTIBLE BONDS
(Cost $5,958,210)   5,959,409
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 28.9%
U.S. TREASURY OBLIGATIONS - 24.8%
6 1/4%, 1/31/02  Aaa  1,135,000  1,150,788
10 3/4%, 2/15/03  Aaa  1,165,000  1,426,577
  2,577,365
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
Federal Home Loan Bank 6.37%, 6/30/03  Aaa $ 180,000 $ 182,081
Financing Corp. stripped principal 0%, 5/2/01  Aaa  300,000  239,349
  421,430
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $2,951,137)   2,998,795
FOREIGN GOVERNMENT OBLIGATIONS - 7.8%
Ireland Republic 7.64%, 1/2/02  Aa1  210,000  219,998
Manitoba Province yankee 8%, 4/15/02  A1  110,000  117,780
Nova Scotia Province yankee
9 3/8%, 7/15/02  A3  275,000  309,342
Ontario Province yankee 7 3/8%, 1/27/03  Aa3  150,000  157,976
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $804,214)   805,096
SUPRANATIONAL OBLIGATIONS - 3.8%
African Development Bank yankee
7.70%, 7/15/02 (Cost $390,137)  Aa1  375,000  398,430
CASH EQUIVALENTS - 2.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%, dated
7/31/97 due 8/1/97  $ 211,034  211,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $10,314,698)  $ 10,372,730
LEGEND
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 65.0% AAA, AA, A 57.1%
Baa 26.7% BBB  37.7%
Ba 0.0% BB  3.2%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  81.8%
Canada  7.6
Multi-National  3.9
Sweden  3.1
Ireland  2.1
Korea  1.5
TOTAL  100.0%
Purchases and sales of securities, other than short-term securities, aggregated $11,723,595 and $7,817,134, respectively, of which U.S. government and government agency obligations aggregated $6,766,212 and $6,771,083, respectively.
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $10,327,373. Net unrealized appreciation aggregated $45,357, of which $120,734 related to appreciated investment securities and $75,377 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1998 approximately $15,000 of losses recognized during the period November 1, 1996 to July 31, 1997.
At July 31, 1997, the fund had a capital loss carryforward of approximately $32,000 all of which will expire on July 31, 2005. FIDELITY TARGET TIMELINE 2001
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 10,372,730
AGREEMENTS OF $211,000) (COST $10,314,698) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      59,643

INTEREST RECEIVABLE                                                       176,079

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                 9,050

 TOTAL ASSETS                                                             10,617,502

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 210,345

DISTRIBUTIONS PAYABLE                                         473

OTHER PAYABLES AND ACCRUED EXPENSES                           28,980

 TOTAL LIABILITIES                                                        239,798

NET ASSETS                                                               $ 10,377,704

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 10,376,162

UNDISTRIBUTED NET INVESTMENT INCOME                                       3,304

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (59,794)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 58,032

NET ASSETS, FOR 1,076,926 SHARES OUTSTANDING                             $ 10,377,704

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $9.64
SHARE ($10,377,704 (DIVIDED BY) 1,076,926 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED JULY 31, 1997

INVESTMENT INCOME                                                    $ 629,933
INTEREST

EXPENSES

MANAGEMENT FEE                                          $ 36,434

TRANSFER AGENT FEES                                      17,676

ACCOUNTING FEES AND EXPENSES                             60,018

NON-INTERESTED TRUSTEES' COMPENSATION                    38

CUSTODIAN FEES AND EXPENSES                              1,189

REGISTRATION FEES                                        31,406

AUDIT                                                    28,395

LEGAL                                                    1,238

MISCELLANEOUS                                            1,222

 TOTAL EXPENSES BEFORE REDUCTIONS                        177,616

 EXPENSE REDUCTIONS                                      (149,951)    27,665

NET INVESTMENT INCOME                                                 602,268

REALIZED AND UNREALIZED GAIN (LOSS)                                   (11,778)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                  237,390
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       225,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 827,880
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


                                                            YEAR ENDED     FEBRUARY 8, 1996
                                                            JULY 31,       (COMMENCEMENT
                                                            1997           OF OPERATIONS) TO
                                                                           JULY 31,
                                                                           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 602,268      $ 137,284
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (11,778)       (45,932)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        237,390        (179,358)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             827,880        (88,006)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (601,248)      (137,085)

SHARE TRANSACTIONS                                           4,550,600      6,293,340
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               593,980        137,042

 COST OF SHARES REDEEMED                                     (1,174,224)    (24,923)

 REDEMPTION FEES                                             341            7

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             3,970,697      6,405,466
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    4,197,329      6,180,375

NET ASSETS

 BEGINNING OF PERIOD                                         6,180,375      -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 10,377,704   $ 6,180,375
INCOME OF $3,304 AND $199, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        480,141        645,819

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     62,632         14,488

 REDEEMED                                                    (123,511)      (2,643)

 NET INCREASE (DECREASE)                                     419,262        657,664


FINANCIAL HIGHLIGHTS
      YEAR ENDED    FEBRUARY 8, 1996
      JULY 31,      (COMMENCEMENT
                    OF OPERATIONS) TO
                    JULY 31,

      1997          1996


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.400    $ 10.000

INCOME FROM INVESTMENT OPERATIONS                                    .690 D     .310
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .240       (.600)

 TOTAL FROM INVESTMENT OPERATIONS                                    .930       (.290)



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.690)     (.310)

NET ASSET VALUE, END OF PERIOD                                      $ 9.640    $ 9.400

TOTAL RETURN B, C                                                    10.26%     (2.88)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 10,378   $ 6,180

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .35% E     .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .34% F     .34% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 7.31%      6.93% A

PORTFOLIO TURNOVER RATE                                              97%        93% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY TARGET TIMELINE 2003
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JULY 31, 1997
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

AAA                 49.3          54.7

AA                  5.3           1.6

A                   19.3          13.5

BAA                 25.1          29.3

BA                  0.0           0.0

B                   0.0           0.0

NOT RATED           0.0           0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
              6 MONTHS AGO

YEARS   8.2   9.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
              6 MONTHS AGO

YEARS   6.0   6.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 * AS OF JANUARY 31, 1997 **

CORPORATE BONDS 53.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 43.8%
FOREIGN
GOVERNMENT
OBLIGATIONS 1.4%
SHORT-TERM
INVESTMENTS 1.0%
CORPORATE BONDS 46.4%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 51.1%
FOREIGN
GOVERNMENT
OBLIGATIONS 1.6%
SHORT-TERM
INVESTMENTS 0.9%
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 2.4
ROW: 1, COL: 3, VALUE: 42.8
ROW: 1, COL: 4, VALUE: 52.8
ROW: 1, COL: 1, VALUE: 1.9
ROW: 1, COL: 2, VALUE: 2.6
ROW: 1, COL: 3, VALUE: 50.1
ROW: 1, COL: 4, VALUE: 45.4

* FOREIGN
 INVESTMENTS 12.6%
** FOREIGN
 INVESTMENTS 8.1%
FIDELITY TARGET TIMELINE 2003

INVESTMENTS JULY 31, 1997
Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 53.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
DURABLES - 3.2%
TEXTILES & APPAREL - 3.2%
Levi Strauss & Co. 7%, 11/1/06 (a)  Baa2 $ 400,000 $ 409,193
ENERGY - 4.3%
OIL & GAS - 4.3%
Husky Oil Ltd. yankee 7 1/8%, 11/15/06  Baa3  250,000  255,440
Union Oil Co. of California 9 1/8%, 2/15/06  Baa1  265,000  308,918
  564,358
FINANCE - 34.2%
BANKS - 23.9%
Bayerische Landesbank Gironzentrale yankee
6 3/8%, 10/15/05  Aaa  200,000  200,132
First Security Corp. 7%, 7/15/05  Baa1  375,000  380,378
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  200,000  201,070
First Union Corp. 7 1/2%, 7/15/06  A2  375,000  396,656
Fleet Financial Group, Inc. 7 1/8%, 4/15/06  A3  375,000  386,003
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  150,000  147,582
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  300,000  318,843
Signet Bank 7.80%, 9/15/06  Baa1  250,000  266,523
Sovran Financial Corp. 9 1/4%, 6/15/06  A1  125,000  146,861
Swiss Bank 6 3/4%, 7/15/05  Aa2  500,000  505,390
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  150,000  149,861
  3,099,299
CREDIT & OTHER FINANCE - 6.8%
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  130,000  137,090
Bank of Montreal Chicago Branch
6.10%, 9/15/05  A1  125,000  121,031
Secured Finance, Inc. gtd. secured
9.05%, 12/15/04  Aaa  450,000  513,392
Southwestern Bell Capital Corp.
7.13%, 6/1/05  A2  100,000  103,664
  875,177
INSURANCE - 1.6%
URC Holdings Corp.
7 7/8%, 6/30/06 (a)  Baa2  200,000  213,028
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 1.9%
Washington Mutual, Inc. 7 1/4%, 8/15/05  A3 $ 234,000 $ 241,874
TOTAL FINANCE   4,429,378
MEDIA & LEISURE - 1.8%
RESTAURANTS - 1.8%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  85,000  81,210
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  150,000  147,296
  228,506
NONDURABLES - 3.9%
TOBACCO - 3.9%
Philip Morris Companies, Inc. 7%, 7/15/05  A2  500,000  506,260
RETAIL & WHOLESALE - 3.0%
GENERAL MERCHANDISE STORES - 3.0%
Dayton Hudson Corp. 7 1/2%, 7/15/06  Baa1  375,000  394,849
UTILITIES - 3.4%
GAS - 3.4%
Columbia Gas System, Inc. 6.80%, 11/28/05  Baa1  150,000  151,374
InterNorth, Inc. 9 5/8%, 3/15/06  Baa2  245,000  292,800
  444,174
TOTAL NONCONVERTIBLE BONDS
(Cost $6,826,339)   6,976,718
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 43.8%
U.S. TREASURY OBLIGATIONS - 33.6%
10 3/4%, 8/15/05  Aaa  2,505,000  3,245,528
6 7/8%, 5/15/06  Aaa  1,046,000  1,104,022
  4,349,550
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT  (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.2%
Federal Farm Credit Bank:
7.35%, 3/24/05  Aaa $ 150,000 $ 159,539
 7.26%, 5/02/05  Aaa  500,000  529,375
Federal Home Loan Mortgage Corporation
8%, 1/26/05  Aaa  100,000  110,109
Financing Corp. stripped principal
0%, 11/11/03  Aaa  770,000  524,547
  1,323,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $5,560,928)   5,673,120
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Ontario Province 6%, 2/21/06
(Cost $172,163)  Aa3  185,000  179,911
CASH EQUIVALENTS - 1.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%, dated
7/31/97 due 8/1/97  $ 134,022  134,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $12,693,430)  $ 12,963,749
LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $622,221 or 4.7% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.9% AAA, AA, A 64.4%
Baa 25.1% BBB  30.5%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  87.4%
United Kingdom  2.4
Canada  4.2
Switzerland  3.9
Finland  1.1
Grand Cayman (U.K. Overseas)  1.0
TOTAL  100.0%
Purchases and sales of securities, other than short-term securities, aggregated $14,036,652 and $8,480,285, respectively, of which U.S. government and government agency obligations aggregated $9,213,549 and $7,778,559, respectively.
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $12,695,876. Net unrealized appreciation aggregated $267,873, of which $315,190 related to appreciated investment securities and $47,317 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1998 approximately $38,000 of losses recognized during the period November 1, 1996 to July 31, 1997.
At July 31, 1997, the fund had a capital loss carryforward of approximately $12,000 all of which will expire on July 31, 2005. FIDELITY TARGET TIMELINE 2003
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE               $ 12,963,749
AGREEMENTS OF $134,000) (COST $12,693,430) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                    18,498

INTEREST RECEIVABLE                                                     248,365

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS               8,367

 TOTAL ASSETS                                                           13,238,979

LIABILITIES

DISTRIBUTIONS PAYABLE                                        $ 729

OTHER PAYABLES AND ACCRUED EXPENSES                           26,813

 TOTAL LIABILITIES                                                      27,542

NET ASSETS                                                             $ 13,211,437

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 12,990,750

UNDISTRIBUTED NET INVESTMENT INCOME                                     1,038

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                      (50,670)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               270,319

NET ASSETS, FOR 1,365,643 SHARES OUTSTANDING                           $ 13,211,437

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $9.67
SHARE ($13,211,437 (DIVIDED BY) 1,365,643 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INVESTMENT INCOME                                                    $ 750,754
INTEREST

EXPENSES

MANAGEMENT FEE                                          $ 44,592

TRANSFER AGENT FEES                                      23,527

ACCOUNTING FEES AND EXPENSES                             60,215

NON-INTERESTED TRUSTEES' COMPENSATION                    37

CUSTODIAN FEES AND EXPENSES                              1,339

REGISTRATION FEES                                        34,444

AUDIT                                                    25,119

LEGAL                                                    1,473

MISCELLANEOUS                                            358

 TOTAL EXPENSES BEFORE REDUCTIONS                        191,104

 EXPENSE REDUCTIONS                                      (155,284)    35,820

NET INVESTMENT INCOME                                                 714,934

REALIZED AND UNREALIZED GAIN (LOSS)                                   12,474
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                  491,377
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       503,851

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 1,218,785
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED     FEBRUARY 8, 1996
                                                            JULY 31,       (COMMENCEMENT
                                                            1997           OF OPERATIONS) TO
                                                                           JULY 31,
                                                                           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 714,934      $ 141,091
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    12,474         (62,841)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        491,377        (221,058)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             1,218,785      (142,808)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (714,423)      (140,867)

SHARE TRANSACTIONS                                           10,023,642     7,206,977
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               704,303        140,506

 COST OF SHARES REDEEMED                                     (5,000,004)    (86,628)

 REDEMPTION FEES                                             1,697          257

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             5,729,638      7,261,112
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    6,234,000      6,977,437

NET ASSETS

 BEGINNING OF PERIOD                                         6,977,437      -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 13,211,437   $ 6,977,437
INCOME OF $1,038 AND $468, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        1,066,648      749,084

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     74,936         15,058

 REDEEMED                                                    (530,748)      (9,335)

 NET INCREASE (DECREASE)                                     610,836        754,807


FINANCIAL HIGHLIGHTS
      YEAR ENDED    FEBRUARY 8, 1996
      JULY 31,      (COMMENCEMENT
                    OF OPERATIONS) TO
                    JULY 31,

      1997          1996


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.240    $ 10.000

INCOME FROM INVESTMENT OPERATIONS                                    .634 D     .307
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .428       (.762)

 TOTAL FROM INVESTMENT OPERATIONS                                    1.062      (.455)



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.634)     (.306)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .002       .001

NET ASSET VALUE, END OF PERIOD                                      $ 9.670    $ 9.240

TOTAL RETURN B, C                                                    11.94%     (4.53)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 13,211   $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .35% E     .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .34% F     .34% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 6.76%      6.93%  A

PORTFOLIO TURNOVER RATE                                              83%        180% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets for each fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22%, .21% and .22% of the average net assets of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively.
ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets. For the period, the reimbursement reduced expenses by $149,653, $148,907 and $154,212 for Fidelity Target Timeline
5. EXPENSE REDUCTIONS -
CONTINUED
1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively.
In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the custodian fees were reduced by $890, $1,044 and $1,072 for Fidelity Target Timeline 1999, Fidelity Target Timeline 2001, and Fidelity Target Timeline 2003, respectively under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares of the following funds:
BENEFICIAL INTEREST
 FUND  % OWNERSHIP
Fidelity Target Timeline 1999  30.8%
Fidelity Target Timeline 2001  38.1%
Fidelity Target Timeline 2003  28.5%
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Boston Street Trust and the Shareholders of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (funds of Fidelity Boston Street Trust ) at July 31, 1997, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated, in conformity, with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Boston Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
September 11, 1997
DISTRIBUTIONS


The following percentage of dividends distributed during the fiscal year were derived from interest on U.S. Government securities that is generally exempt from state income tax:
Target Timeline 1999 17.06%
Target Timeline 2001 33.12%
Target Timeline 2003 48.26%
The funds will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 16,
1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
AFFIRMATIVE    2,171,764.264   98.810

WITHHELD       26,156.297      1.190

TOTAL          2,197,920.561   100.000

RALPH F. COX
AFFIRMATIVE    2,172,590.985   98.848

WITHHELD       25,329.576      1.152

TOTAL          2,197,920.561   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    2,173,047.442   98.868

WITHHELD       24,873.119      1.132

TOTAL          2,197,920.561   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    2,172,590.985   98.848

WITHHELD       25,329.576      1.152

TOTAL          2,197,920.561   100.000

EDWARD C. JOHNSON 3RD
AFFIRMATIVE    2,172,590.985   98.848

WITHHELD       25,329.576      1.152

TOTAL          2,197,920.561   100.000

E. BRADLEY JONES
AFFIRMATIVE    2,172,590.985   98.848

WITHHELD       25,329.576      1.152

TOTAL          2,197,920.561   100.000

DONALD J. KIRK
AFFIRMATIVE    2,172,590.985   98.848

WITHHELD       25,329.576      1.152

TOTAL          2,197,920.561   100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
PETER S. LYNCH
AFFIRMATIVE    2,173,047.442   98.868

WITHHELD       24,873.119      1.132

TOTAL          2,197,920.561   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    2,171,764.264   98.810

WITHHELD       26,156.297      1.190

TOTAL          2,197,920.561   100.000

ROBERT M. GATES
AFFIRMATIVE    2,172,590.985   98.848

WITHHELD       25,329.576      1.152

TOTAL          2,197,920.561   100.000

MARVIN L. MANN
AFFIRMATIVE    2,172,590.985   98.848

WITHHELD       25,329.576      1.152

TOTAL          2,197,920.561   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    2,171,764.264   98.810

WITHHELD       26,156.297      1.190

TOTAL          2,197,920.561   100.000

PROPOSAL 2
To ratify the selection of Price Waterhouse LLP as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    2,148,151.001   97.736

AGAINST        26,560.069      1.208

ABSTAIN        23,209.491      1.056

TOTAL          2,197,920.561   100.00

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income Fund
Ginnie Mae Fund
Global Bond Fund
Government Securities Fund
Intermediate Bond Fund
Investment Grade Bond Fund
New Markets Income Fund
Short-Intermediate Government Fund
Short-Term Bond Fund
Spartan(registered trademark) Ginnie Mae Fund
Spartan Government Income Fund
Spartan High Income Fund
Spartan Investment Grade Bond Fund
Spartan Limited Maturity
 Government Fund
Spartan Short-Intermediate Government Fund
Spartan Short-Term Bond Fund
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE